General and Administrative (Tables)	12 Months Ended
Dec. 31, 2015
General and Administrative [Abstract]
General and Administrative
	Year Ended December 31,
	2015	2014	2013

Salaries	19,480	$17,616	$13,112
Depreciation	2,977	2,312	681
Office Expenses	20,861	18,171	15,934
General and Administrative expenses	43,318	$38,099	$29,727